Financial Instruments and Risk Management (Schedule of Movement in the Allowance of Doubtful Accounts during the Year) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Balance at start of period	$ 26	$ 13
Additional allowance	10	16
Change due to translation differences	2	(3)
Balance at end of period	$ 38	$ 26